Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and fees on loans:
Taxable	$ 21,627	$ 21,091	$ 20,521
Tax-exempt	147	188	292
Interest on securities:
Taxable	1,162	1,406	2,783
Tax-exempt	28	28	19
Other interest income	108	127	93
Total interest income	23,072	22,840	23,708
INTEREST EXPENSE:
Deposits	4,530	5,607	6,431
Borrowings	613	848	990
Total interest expense	5,143	6,455	7,421
Net interest income	17,929	16,385	16,287
Provision for loan losses	2,300	6,500	3,700
Net interest income after provision for loan losses	15,629	9,885	12,587
OTHER INCOME:
Deposit service fees	832	990	1,023
Net security gains (losses)	(1)	215	1,471
Income from loans sold	2,200	1,407	830
Mortgage servicing rights	400
Other	225	183	1,427
Total other income	3,656	2,795	4,751
OTHER EXPENSES:
Salaries and employee benefits	7,275	6,918	6,583
Occupancy	1,376	1,313	1,385
Furniture and equipment	827	806	805
Data processing	761	740	862
Professional service fees	756	627	603
Loan and deposit	1,137	910	792
Writedowns and losses on other real estate held for sale	1,137	2,753	208
FDIC Insurance Assessment	849	957	839
Telephone	215	193	187
Advertising	351	297	322
Other	1,285	1,084	1,216
Total other expenses	15,969	16,598	13,802
Income (loss) before provision for (benefit of) income taxes	3,316	(3,918)	3,536
Provision for (benefit of) income taxes	1,098	(3,500)	1,120
NET INCOME(LOSS)	2,218	(418)	2,416
Preferred dividend and accretion of discount	766	742	509
NET INCOME(LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 1,452	$ (1,160)	$ 1,907
INCOME(LOSS) PER COMMON SHARE
Basic	$ 0.42	$ (0.34)	$ 0.56
Diluted	$ 0.41	$ (0.34)	$ 0.56